PREVENTIA, INC.
                         8900 W. Olympic Blvd.#150
                         Beverly Hills, CA 90211

January 24, 2011

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
Washington, D.C. 20549

     Re:  Preventia, Inc.
          Amendment No. 1 to Registration Statement on Form S-1
          Filed December 15, 2010
          File No. 333-171104

Dear Sir and/or Madam:

We have reviewed the Securities and Exchange Commission's comment letter dated December 14, 2010 and have the following responses.

Cover Page
1. You indicate that the offering is being conducted on a best efforts, no minimum basis, yet you have presented information in the table at the bottom of the cover page as if all of the shares offered by the company will be sold. Please delete the table, as it is likely to suggest to investors that all shares will be sold and that the proceeds to the issuer in the amount specified will be received.

The table has been deleted.

2. Please state prominently on the cover page of your prospectus that your auditors have issued a going concern opinion. In addition, clarify that this registration statement constitutes the initial public offering of Preventia, Inc.'s common stock.

The disclosure has been added to the cover page.

Prospectus Summary, page 5
3.	Please revise your disclosure to clarify the current status of your business development. Briefly discuss what has been accomplished and what remains to be accomplished for you to develop a product and generate revenues. Clarify that you have not yet engaged in any material operations nor generated any revenues to date. This comment also applies to your Business Operations section.

The following disclosure has been added to the summary.

To date, we have completed product research and require funds to complete the development and production of the software. As of the date of this prospectus, the registrant has not engaged in any material operations nor generated any revenues.





Risk Factors
General
4.	Please add a risk factor that discusses the uncertainties related to the developmental status of your product. It appears that the company has not yet developed a marketable product and that substantial additional development work will be required. Concisely describe the minimum timeframe and the amount of funds which you will need to complete development. In addition, revise your risk factors that suggest that you currently have a marketable product. For example, on page 12, you state that you have "detected defects in the past and have corrected them as quickly as possible" and that your products "are sold" into demanding market.

The following risk factor has been added.

4. Although our research is complete, we have not yet developed our products. We may never become profitable if we fail to raise sufficient funds or obtain alternate financing to complete development.

The registrant has not yet developed its products. Although Dr. Friedman has completed the necessary research, the development of the product lines will take approximately nine to twelve months and cost at least $100,000 per product line to bring to market. If we are unable to raise sufficient funds or obtain alternate financing, we may never complete development and become profitable.

Additionally, the risk factors have been revised to delete the suggestion that the registrant currently has a marketable product.

5.	Given that this is a best efforts, no minimum offering, please add a risk factor that indicates that you may not receive sufficient proceeds to fund planned operations or even cover the costs of the offering. Discuss the impact on the company and its planned operations if you are unable to raise sufficient funds or obtain alternate financing.

The following risk factor has been added.

5. This is a best efforts, no minimum offering. We may not receive sufficient proceeds to fund planned operations or even cover the costs of the offering. We may never become profitable if we fail to raise sufficient funds or obtain alternate financing to begin material operations.

There is no minimum offering amount and we have not engaged a broker/dealer or underwriter to sell the common shares on our behalf. As a result, we may not receive sufficient proceeds to fund planned operations or even cover the costs of the offering. If we are unable to raise sufficient funds or obtain alternate financing, we may never complete development and become profitable.

6. It appears that there is a material risk that the company will lack sufficient capital resources to discharge the significant additional expenses that would be expected once it becomes a reporting company subject to the requirements of Section 15(d) of the Exchange Act.
Please add a risk factor that alerts investors to what appears to be substantial increases in administrative costs that will be experienced after the effective date, and indicate the anticipated minimum amount of such increased expenses, or tell us why you do not believe that such a risk factor is necessary or appropriate.

The following risk factor has been added.

6. The costs to meet our reporting and other requirements as a public company subject to the Exchange Act of 1934 will be substantial and may result in us having insufficient funds to complete the development of our product line or even to meet routine business obligations.

If we become a public entity, subject to the reporting requirements of the Exchange Act of 1934, we will incur ongoing expenses associated with professional fees for accounting, legal and a host of other expenses for annual reports and proxy statements. We estimate that these costs could range up to $35,000 per year for the next few years and will be higher if our business volume and activity increases but lower during the first year of being public because we have not yet completed development of our product line, and we will not yet be subject to the requirements of Section 404 of the Sarbanes-Oxley Act of 2002. As a result, we may not have sufficient funds to complete the development of our product line or even to meet routine business obligations.

"We cannot offer any assurance as to our future financial results . .
..," page 6
7. You indicate that you have not received "substantial income from operations to date." Please clarify as you do on page 29 that you have "not generated any revenues from operations

The disclosure has been clarified.

"The industry is highly competitive . . ." page 8
8. Your disclosure here, and elsewhere in the registration statement, suggests that the company has current customers. You also state on page 13 that you have begun concentrating on "developing international sales." Such statements appear inconsistent with other disclosure in the prospectus that the company has not yet commenced its planned operations. Please revise your registration statement to clearly discuss the current status of the company's business, including the number of current customers and the extent to which you have initiated marketing plans, internationally, or otherwise.

Ensure that your disclosure does not refer to or imply the existence of a developed or mature product or business.

The disclosure has been revised for clarity.



Plan of Distribution, page 16
9. You indicate that the price of your common stock on the OTCBB is below $5, yet your stock is not quoted on the OTCBB. Please revise your disclosure accordingly.

The disclosure has been revised.

Business Operations, page 17
General
10.	Please revise your disclosure to focus on the company's activities since inception. Discuss what you have accomplished to date and what you must accomplish to become a revenue generating business. Describe any identified milestones and the minimum time which you estimate will be required to complete product development, add customer service and technical support, begin marketing and generate sales. Address the material expenses and uncertainties that you expect would impact those plans.

The disclosure has been revised and expanded to focus on the registrant's activities since inception.

11. Please provide support for the third-party statements in your prospectus which you footnote. Supplementally, provide us with the relevant portions of the materials that you reference. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus.

Support for the third-party statements and the relevant portions of referenced materials have been sent under separate cover. Each source is highlighted to show the applicable portion of the section containing the statistic and is cross-referenced to the appropriate location in the prospectus.

Competition, page 27
12. We note that you cite several dominant companies in the industry. Please describe the company's relative competitive position in the industry. See Item 101(h)(4)(iv) of Regulation S-K.

The following disclosure has been revised and/or added.

Current occupational and brain fitness software products are mainly offered to institutions, with very few products, e.g. MindFit and IntelliGym, being made available directly to consumers. Management is of the opinion that this void within the business to consumer software segment will provide the registrant an opportunity to enter this market and secure an initial entry advantage over its competitors.

Management is of the opinion that the registrant's products will give each user an edge in varying circumstances. For instance, adults can be more productive in the workplace due to improved concentration and abilities to solve complex problems. The training program may contribute to children's enhanced academic performance. Finally, older adults may benefit from training their working memory to lessen the effects of normal aging on the brain, and consequently, make everyday tasks easier to accomplish.

We believe the pricing environment will make it increasingly important for the registrant to successfully distinguish it from competitors based on quality and superior service and operating efficiency.

Employees, page 29
13. You indicate that you have no full or part-time employees. Yet elsewhere you discuss the critical role of your officer, Messrs. Friedman and Katz. If such persons are not employees of the company, please clarify the status of their relationship with the company.

The status of the officers' relationship with the registrant has been clarified.

14.	You indicate that Messrs. Friedman and Katz are each currently involved in other businesses. Please specify the minimum amount of business time per week each executive officer devotes to the business of Preventia, Inc. Consider adding a risk factor that alerts investors to a potential conflict of interest and disclose any policies or procedures for the review and approval of any transactions that may cause a conflict of interest.

The minimum amount of business time per week each executive devotes to the business has been added. The other businesses of Messrs. Friedman and Katz are not even remotely related to the business of the registrant. As a result, they do not believe that there is a conflict of interest. No revisions have been made to the disclosure and no risk factor has been added.

Reports to Security Holders, page 29
15. You indicate that you intend to become a "fully reporting company," It appears as though the company will only be subject to the periodic reporting obligations imposed by Section 15(d) of the Securities Exchange Act of 1934. As such, please remove any references to the company as "fully reporting," or advise. Further, consider adding a risk factor that you will only be subject to the periodic reporting obligations imposed by Section 14(d) of the Securities Exchange Act of 1934, and not be subject to the proxy rules, Section 16 short-swing profit provisions, going-private regulations, beneficial ownership reporting, and the bulk of the tender offer rules. The risk factor should explain the limited nature of the company's required reporting obligations and how those responsibilities vary from other duties imposed on fully reporting entities.

The disclosure has been revised to state that the registrant intends to file Form 8-A and become subject to the proxy rules.
As a result, a risk factor has not been added.



Management's Discussion and Analysis of Financial Condition and Results of Operations, page 31
Liquidity and Capital Resources, page 32
 16. Since you indicate that you do not have sufficient resources to fund planned operations, state the minimum number of months that you expect to be able to conduct planned operations and to satisfy your obligations using currently-available capital resources. In addition, quantify the anticipated costs and amount of additional capital that will be needed in order to fund the company's projected operations and satisfy its obligations for a minimum of twelve months from the date of the prospectus. Address any material costs associated with becoming a publicly reporting company and how you intend to pay for such expenses. Quantitative information regarding your financial requirements is necessary to enable investors to assess the company's financial condition and the likelihood it will be able to pursue its business plan. For guidance, see Section III.C of http://www.sec.gov/rules/interp/33-6835.htm.

The following disclosure has been added:

If we become a public entity, subject to the reporting requirements of the Exchange Act of 1934, we will incur ongoing expenses associated with professional fees for accounting, legal and a host of other expenses for annual reports and proxy statements. We estimate that these costs could range up to $35,000 per year for the next few years and will be higher if our business volume and activity increases but lower during the first year of being public because we have not yet completed development of our product line, and we will not yet be subject to the requirements of Section 404 of the Sarbanes-Oxley Act of 2002. As a result, we may not have sufficient funds to complete the development of our product line or even to meet routine business obligations.

Plan of Operations
------------------

The registrant has not yet developed its products. Although Dr. Friedman has completed the necessary research, the development of the product line will take approximately nine to twelve months and cost at least $100,000 per product line to bring to market. Products will be developed by outside contracts, so we will not have to hire staff to produce and develop product. We are in the process of working on developing a website. We believe we can be ready to sell product within 1 year. If we are unable to raise sufficient funds or obtain alternate financing, we may never complete development and become profitable.

Dr. Friedman has agreed to personally loan any amounts needed to run operations until the product lines are developed.

Plan of Operations, page 32
17.	Please expand your discussion to provide more detailed information regarding your plan of operations over the next twelve-month period.
You should address how your business goals and objectives will change based on the size of your completed offering and net proceeds actually received. Further, discuss each of your planned activities and each material event or step required to pursue each of your planned activities. To the extent you discuss future plans, such as hiring engineers or developing your products and website, the discussion should be balanced to include time frames for implementing such plans and any uncertainties or obstacles involved before the planned operations can commence.

See response to #16

Involvement in Certain Legal Proceedings, page 35
19. Please note that Item 401(f) of Regulation S-K requires that the involvement in legal proceedings disclosure be provided with respect to the most recent ten-year period. Revise accordingly. Refer to SEC Release No. 33-9089, Proxy Disclosure Enhancements.

The disclosure has been revised as required.

Certain Relationships and Related Transactions, page 36
20. Please identify the promoters of the company and disclose all transactions involving such persons required by Item 404(d)(2) and Item 401(g) of Regulation S-K. Refer to the definition of "promoter" in Rule 405 of Regulation C.

The disclosure has been revised to state that Dr. Friedman and Mr. Katz would be deemed to be promoters of the registrant. There are no other promoters.

21. On page 29, you disclose that the company leases property from its sole director for $500 per month. Please advise what consideration you gave to disclosing the terms of this transaction pursuant to Item
404(d)(1) of Regulation S-K.

Disclosure regarding the related party transaction has been added to this section.



Financial Statements
Independent Auditors' Report, page 41
22. Please have the auditors revise the title of the audit report to "Report of Independent Registered Public Accounting Firm." Refer to the illustrative audit report contained in the appendix to PCAOB Auditing Standard No. 1. Please also have the title of the auditors' consent revised accordingly.

The title of the audit report and auditors' consent has been revised.

Item 16.  Exhibits and Financial Statement Schedules, page 51
23. It appears that you have not properly filed the Articles of Incorporation as Exhibit 3.1. Please file a completed and unredacted version of the Articles of Incorporation.

A completed and unredacted version of the Articles of Incorporation has been filed with this amendment.

Item 17.  Undertakings, page 51
24.  We note that you have not included the undertaking specified in
Item 512(a)(6) of Regulation S-K, which relates to primary offerings of securities by an issuer. Please advise or revise your disclosure to add the foregoing undertaking.

The disclosure has been revised to add in the undertaking.

Thank you for your time and consideration in this matter.

Sincerely,

/s/Murray Friedman, DDS
-----------------------
Murray Friedman, DDS
Chief Executive Officer